Contingent Liabilities, Commitments and Concessions (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands			1 Months Ended																					12 Months Ended
	Feb. 03, 2021 USD ($)	Nov. 02, 2009	Oct. 31, 2020 USD ($)	Oct. 31, 2020 ILS (₪)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 ILS (₪)	Feb. 28, 2020 USD ($)	Feb. 28, 2020 ILS (₪)	Feb. 19, 2020	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ILS (₪)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 ILS (₪)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 ILS (₪)	Dec. 31, 2017 USD ($)	Jun. 27, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 ILS (₪)	Jul. 31, 2010 USD ($)	Jul. 31, 2010 ILS (₪)	Jun. 27, 2010 USD ($)	Jun. 27, 2010 EUR (€)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ILS (₪) shares	Oct. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪) shares	Jan. 31, 2018 USD ($)	Jun. 30, 2015 USD ($)
Disclosure of contingent liabilities in business combination [line items]
Percentage of actual consumption of energy at a rate in excess									3.00%
Purchase price																																$ 260,000
Selling, general and administrative expenses																								$ 49,957		$ 36,436		$ 34,644
Number of shares issued | shares										31,000														13,000		31,000			13,000		31,000
Cash and cash equivalents										$ 147,153						$ 1,417,388								$ 286,184		$ 147,153		$ 131,123
OPC Generation Facilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Cost of megawatt installation																								4,000
NIS | OPC Generation Facilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Cost of megawatt installation | ₪																									₪ 12,000
Gas transmission agreement between OPC Rotem and Israel Natural Gas Lines Ltd [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost																				$ 13,600
Agreement expiration period																				The agreement expires in 2029, with a renewal option for 5 additional years.	The agreement expires in 2029, with a renewal option for 5 additional years.
Amount of deposit																				$ 600
Gas transmission agreement between OPC Rotem and Israel Natural Gas Lines Ltd [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Construction cost | ₪																					₪ 47,000
Amount of deposit | ₪																					₪ 2,000
Construction agreement with OPC Tzomet and PW Power Systems LLC [Member]
Disclosure of contingent liabilities in business combination [line items]
Aggregate consideration paid																										$ 300,000
Construction agreement between OPC Hadera and IDOM Servicios Integrados [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees																		$ 10,500
Construction cost																		$ 185,000
Compensation due for delay of power plant																								23,000
Final milestone payment received					$ 15,000
Asset receivable in respect of compensation from construction contractor																								9,000
Payment against final settlement																								$ 8,000
Construction agreement between OPC Hadera and IDOM Servicios Integrados [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Construction cost | ₪																			₪ 639,000
Compensation due for delay of power plant | ₪																													₪ 76,000
Final milestone payment received | ₪						₪ 48,000
Asset receivable in respect of compensation from construction contractor | ₪																													₪ 29,000
Gas transmission agreement between OPC Hadera and Israel Natural Gas Lines Ltd [Member]
Disclosure of contingent liabilities in business combination [line items]
Construction cost												$ 7,000
Gas transmission agreement between OPC Hadera and Israel Natural Gas Lines Ltd [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Construction cost | ₪													₪ 27,000
OPC Hadera [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of minimal annual contractual quantity												50.00%	50.00%
Percentage of minimal annual contractual quantity reduced												30.00%	30.00%
Hadera provided bank guarantees in favour of Tamar [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees																																	$ 7,000
Power and steam supply Agreement between OPC Hadera and Hadera Paper [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements																										25 years	25 years
Agreements for sale of electricity between OPC Hadera and private customers [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements																								OPC Hadera has signed long‑term agreements for sale of electricity to its customers, with the average balance of the period being 11.4 years. Most of the agreements are for a period of 10 to 15 years, while in most of the agreements the end user has an early termination right, with a right of refusal by OPC Hadera. If a customer signed an agreement for construction of generation facilities with OPC, their PPA Agreements were extended for 15 years from the commercial operation date of the generation facility.	OPC Hadera has signed long‑term agreements for sale of electricity to its customers, with the average balance of the period being 11.4 years. Most of the agreements are for a period of 10 to 15 years, while in most of the agreements the end user has an early termination right, with a right of refusal by OPC Hadera. If a customer signed an agreement for construction of generation facilities with OPC, their PPA Agreements were extended for 15 years from the commercial operation date of the generation facility.
Compensation to customers																								$ 4,000
Compensation to customers paid																										$ 3,000
Agreements for sale of electricity between OPC Hadera and private customers [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Compensation to customers | ₪																									₪ 13,000
Compensation to customers paid | ₪																											₪ 10,000
Maintenance agreement between OPC Rotem and Mitsubishi [Member]
Disclosure of contingent liabilities in business combination [line items]
Operation period of workhour																						100,000	100,000
Period of gas turbine																						12 years	12 years
Maintenance costs																						$ 16,000
Period of maintenance work																												6 years
Maintenance agreement between OPC Rotem and Mitsubishi [Member] | EUR [Member]
Disclosure of contingent liabilities in business combination [line items]
Maintenance costs | €																							€ 55,000
PPAs between OPC Rotem and private customers [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements																								OPC Rotem has entered into agreements for the sale of electricity (hereafter – “the PPA Agreements”) to its customers, with the average balance of the period being 6.5 years. The new long‑term agreements are for periods of 15 to 20 years from commencement of the supply. If a customer signed an agreement for construction of generation facilities with OPC Rotem, their PPA Agreements were extended for 15 to 20 years from the commercial operation date of the generation facility.	OPC Rotem has entered into agreements for the sale of electricity (hereafter – “the PPA Agreements”) to its customers, with the average balance of the period being 6.5 years. The new long‑term agreements are for periods of 15 to 20 years from commencement of the supply. If a customer signed an agreement for construction of generation facilities with OPC Rotem, their PPA Agreements were extended for 15 to 20 years from the commercial operation date of the generation facility.
PPA between OPC Rotem and IEC [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements		20 years
OPC shares pledged to buyer of the Inkia business [Member]
Disclosure of contingent liabilities in business combination [line items]
Nominal annual Interest rate																								31.00%					31.00%
Number of shares issued | shares																								55,000,000					55,000,000
Cash and cash equivalents																								$ 50,000
Inkia Energy Limited [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of shares acquired																								25.00%					25.00%
Nominal annual Interest rate																								8.00%					8.00%
Deferred Payment Agreement																								$ 175,000
Period of purchase price																								four-year	four-year
Period of corporate guarantee																								three-year	three-year
Maintenance agreement between OPC Hadera and General Electric International and GE Global Parts [Member]
Disclosure of contingent liabilities in business combination [line items]
Period of long term agreements																	25 years
Corporate guarantees																	$ 21,000
Cost of service agreement																	$ 42,000
Gas transmission agreement between OPC Tzomet and Israel Natural Gas Lines Ltd [Member]
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees										3,000																$ 3,000
Cost of gas transmission agreement										8,000
Planning and procurement budgeted amount										$ 4,000
Budget amount for connection fee							$ 10,000
Gas transmission agreement between OPC Tzomet and Israel Natural Gas Lines Ltd [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Corporate guarantees | ₪																															₪ 11,000
Cost of gas transmission agreement | ₪											₪ 25,000
Planning and procurement budgeted amount | ₪											₪ 13,000
Budget amount for connection fee | ₪								₪ 32,000
OPC Holds Interest [Member]
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest			70.00%	70.00%
Clal Insurance Group hold Interest [Member]
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest			12.75%	12.75%
Migdal Insurance Group hold Interest [Member]
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest			12.75%	12.75%
Poalim Capital Markets hold Interest [Member]
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest			4.50%	4.50%
Acquisition of CPV [Member]
Disclosure of contingent liabilities in business combination [line items]
Investment obligations			$ 815,000
CPV Group [Member]
Disclosure of contingent liabilities in business combination [line items]
Description of acquisition agreement			In October 2020, an agreement was signed (hereinafter – the “Acquisition Agreement”) whereby OPC will acquire (indirectly from entities in the Global Infrastructure Management LLC Group (hereinafter – the “Sellers”)), 70% of the rights and holdings in the following entities: CPV Power Holdings LP; Competitive Power Ventures Inc.; and CPV Renewable Energy Company Inc. (the three companies collectively referred to hereinafter as – the “CPV Group”). The CPV Group is engaged in the development, construction and management of power plants using renewable energy and conventional energy (power plants running on natural gas of the advanced‑generation combined‑cycle type) in the United States. The CPV Group holds rights in active power plants that it initiated and developed – both in the area of conventional energy and in the area of renewable energy. In addition, through an asset management group the CPV Group is engaged in provision of management services to power plants in the United States using a range of technologies and fuel types, by means of signing asset‑management agreements, usually for short/medium periods. The acquisition was made through a limited partnership, CPV Group LP (hereinafter – the “Buyer”), held by OPC Power Ventures LP where OPC holds approximately 70% interest (hereinafter – the “Partnership”).	In October 2020, an agreement was signed (hereinafter – the “Acquisition Agreement”) whereby OPC will acquire (indirectly from entities in the Global Infrastructure Management LLC Group (hereinafter – the “Sellers”)), 70% of the rights and holdings in the following entities: CPV Power Holdings LP; Competitive Power Ventures Inc.; and CPV Renewable Energy Company Inc. (the three companies collectively referred to hereinafter as – the “CPV Group”). The CPV Group is engaged in the development, construction and management of power plants using renewable energy and conventional energy (power plants running on natural gas of the advanced‑generation combined‑cycle type) in the United States. The CPV Group holds rights in active power plants that it initiated and developed – both in the area of conventional energy and in the area of renewable energy. In addition, through an asset management group the CPV Group is engaged in provision of management services to power plants in the United States using a range of technologies and fuel types, by means of signing asset‑management agreements, usually for short/medium periods. The acquisition was made through a limited partnership, CPV Group LP (hereinafter – the “Buyer”), held by OPC Power Ventures LP where OPC holds approximately 70% interest (hereinafter – the “Partnership”).
Purchase price			$ 648,000
Cash amount paid			630,000
Transaction costs for acquisition			13,000
Selling, general and administrative expenses			$ 12,000
Maturity date			P2Y	P2Y
Percentage of rate of construction reduced			10.00%	10.00%
Percentage of extent to sale executed			7.50%	7.50%
Consideration amount reduced			$ 40,000
Liability cap amount			53,000
Termination payment			$ 50,000
CPV Group [Member] | Three Rivers [Member]
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest			17.50%	17.50%
CPV Group [Member] | Amount Added [Member]
Disclosure of contingent liabilities in business combination [line items]
Purchase price			$ 95,000
CPV Group [Member] | CPV Group, pursuant to the conditions [Member]
Disclosure of contingent liabilities in business combination [line items]
Percentage of rate of construction reduced	10.00%
Percentage of extent to sale executed	7.50%
Consideration amount reduced	$ 41,000
Liability cap amount	$ 54,000
CPV Group [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Transaction costs for acquisition | ₪																														₪ 45,000
Selling, general and administrative expenses | ₪				₪ 42,000
OPC [Member]
Disclosure of contingent liabilities in business combination [line items]
Proportion of ownership interest																								58.60%	58.60%
Purchase price			$ 2,000
OPC [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Purchase price | ₪																														₪ 5,000
OPC Rotem [Member] | Energean agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Total financial volume of agreements																800,000
OPC Hadera [Member] | Energean agreement [Member]
Disclosure of contingent liabilities in business combination [line items]
Total financial volume of agreements																$ 500,000
Tamar Partners claims against OPC Rotem [Member]
Disclosure of contingent liabilities in business combination [line items]
Amount paid in reimbursement for expenses														$ 3,000
Gain on expenses														3,000
Interest accrued on deposits														22,000
Interest received														$ 1,000
Tamar Partners claims against OPC Rotem [Member] | NIS
Disclosure of contingent liabilities in business combination [line items]
Amount paid in reimbursement for expenses | ₪															₪ 14,000
Interest received | ₪															₪ 4,000
Acquisition of electricity from private electricity generators [Member]
Disclosure of contingent liabilities in business combination [line items]
Agreement expiration period																								The agreements are in effect up to XX.	The agreements are in effect up to XX.